April 29, 2014

Supplement

SUPPLEMENT DATED APRIL 29, 2014 TO THE PROSPECTUS OF
MORGAN STANLEY GLOBAL FIXED INCOME OPPORTUNITIES FUND
dated February 28, 2014

The section of the Prospectus entitled "Fund Summary—Fund Management—Portfolio Managers" is hereby deleted and replaced with the following:

The Fund is managed by members of the Global Fixed Income team. Information about the current members jointly and primarily responsible for the day-to-day implementation of the Fund's overall strategy and portfolio construction is shown below:

Name	Title with Adviser	Date Began Managing Fund
Michael Kushma	Managing Director	April 2014
Christian G. Roth	Managing Director	March 2010

The third and fourth paragraphs under the section of the Prospectus entitled "Fund Details—Fund Management" are hereby deleted and replaced with the following:

The Fund is managed by members of the Global Fixed Income team. The team consists of portfolio managers, analysts and traders. Current members of the team jointly and primarily responsible for the day-to-day implementation of the Fund's overall strategy and portfolio construction are Michael Kushma and Christian G. Roth. In managing the Fund's portfolio, Messrs. Kushma and Roth may utilize the input of other members of the Advisor's Global Fixed Income team including, but not limited to, the Fixed Income Asset Allocation team.

Mr. Kushma is Chief Investment Officer of Global Fixed Income for the Adviser. He joined Morgan Stanley in 1987 and the Adviser in 1994. He has 26 years of investment experience. From 1987 to 1994, he was a global fixed income strategist for Morgan Stanley's Fixed Income Division. Prior to joining Morgan Stanley, he was a senior lecturer of economics at Columbia University. Michael received an A.B. in economics from Princeton University, an M.Sc. in economics from the London School of Economics and an M.Phil. in economics from Columbia University. Mr. Roth has been associated with the Adviser or its investment management affiliates in an investment management capacity since 1991.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

DINSPT 4/14

April 29, 2014

Supplement

SUPPLEMENT DATED APRIL 29, 2014 TO THE STATEMENT OF ADDITIONAL INFORMATION OF
MORGAN STANLEY GLOBAL FIXED INCOME OPPORTUNITIES FUND
Dated February 28, 2014

The table and related footnotes under the section of the Statement of Additional Information titled "V. Investment Advisory and Other Services—G. Fund Management—Other Accounts Managed by the Portfolio Managers" is hereby deleted and replaced with the following:

Other Accounts Managed by Portfolio Managers at October 31, 2013 (unless otherwise indicated):

	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Managers	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts		Total Assets in the Accounts
Michael Kushma*	2	$172.5 million	15	$4.8 billion	27	(1)	$12.9 billion(1)
Christian G. Roth	6	$562.2 million	25	$8.1 billion	35	(2)	$14.0 billion(2)

*  As of January 31, 2014.

(1)  Of these other accounts, 7 accounts with a total of approximately $2.1 billion in assets had performance-based fees.

(2)  Of these other accounts, 8 accounts with a total of approximately $3.1 billion in assets had performance-based fees.

***

The section of the Statement of Additional Information titled "V. Investment Advisory and Other Services—G. Fund Management—Securities Ownership of Portfolio Managers" is hereby deleted and replaced with the following:

As of October 31, 2013 (unless otherwise noted), the dollar range of securities beneficially owned (or held notionally through IMAP) by each portfolio manager in the Fund is shown below.

Michael Kushma	$100,001-$500,000*
Christian G. Roth	$100,001-$500,000

*  As of March 15, 2014.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

April 29, 2014

Supplement

SUPPLEMENT DATED APRIL 29, 2014 TO THE PROSPECTUS OF
MORGAN STANLEY GLOBAL FIXED INCOME OPPORTUNITIES FUND
CLASS IS
dated February 28, 2014

The section of the Prospectus entitled "Fund Summary—Fund Management—Portfolio Managers" is hereby deleted and replaced with the following:

The Fund is managed by members of the Global Fixed Income team. Information about the current members jointly and primarily responsible for the day-to-day implementation of the Fund's overall strategy and portfolio construction is shown below:

Name	Title with Adviser	Date Began Managing Fund
Michael Kushma	Managing Director	April 2014
Christian G. Roth	Managing Director	March 2010

The third and fourth paragraphs under the section of the Prospectus entitled "Fund Details—Fund Management" are hereby deleted and replaced with the following:

The Fund is managed by members of the Global Fixed Income team. The team consists of portfolio managers, analysts and traders. Current members of the team jointly and primarily responsible for the day-to-day implementation of the Fund's overall strategy and portfolio construction are Michael Kushma and Christian G. Roth. In managing the Fund's portfolio, Messrs. Kushma and Roth may utilize the input of other members of the Advisor's Global Fixed Income team including, but not limited to, the Fixed Income Asset Allocation team.

Mr. Kushma is Chief Investment Officer of Global Fixed Income for the Adviser. He joined Morgan Stanley in 1987 and the Adviser in 1994. He has 26 years of investment experience. From 1987 to 1994, he was a global fixed income strategist for Morgan Stanley's Fixed Income Division. Prior to joining Morgan Stanley, he was a senior lecturer of economics at Columbia University. Michael received an A.B. in economics from Princeton University, an M.Sc. in economics from the London School of Economics and an M.Phil. in economics from Columbia University. Mr. Roth has been associated with the Adviser or its investment management affiliates in an investment management capacity since 1991.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

DINISSPT 4/14

April 29, 2014

Supplement

SUPPLEMENT DATED APRIL 29, 2014 TO THE STATEMENT OF ADDITIONAL INFORMATION OF
MORGAN STANLEY GLOBAL FIXED INCOME OPPORTUNITIES FUND
CLASS IS
Dated February 28, 2014

The table and related footnotes under the section of the Statement of Additional Information titled "V. Investment Advisory and Other Services—E. Fund Management—Other Accounts Managed by the Portfolio Managers" is hereby deleted and replaced with the following:

Other Accounts Managed by Portfolio Managers at October 31, 2013 (unless otherwise indicated):

	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Managers	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts		Total Assets in the Accounts
Michael Kushma*	2	$172.5 million	15	$4.8 billion	27	(1)	$12.9 billion(1)
Christian G. Roth	6	$562.2 million	25	$8.1 billion	35	(2)	$14.0 billion(2)

*  As of January 31, 2014.

(1)  Of these other accounts, 7 accounts with a total of approximately $2.1 billion in assets had performance-based fees.

(2)  Of these other accounts, 8 accounts with a total of approximately $3.1 billion in assets had performance-based fees.

***

The section of the Statement of Additional Information titled "V. Investment Advisory and Other Services—E. Fund Management—Securities Ownership of Portfolio Managers" is hereby deleted and replaced with the following:

As of October 31, 2013 (unless otherwise noted), the dollar range of securities beneficially owned (or held notionally through IMAP) by each portfolio manager in the Fund is shown below.

Michael Kushma	$100,001-$500,000*
Christian G. Roth	$100,001-$500,000

*  As of March 15, 2014.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.